Other operating expenses (Tables)	6 Months Ended
Jun. 30, 2022
Other operating expenses [Abstract]
Summary of other operating expenses
Other operating expenses
1 January to 30 June
in EUR million 2022 2021
Regulatory costs 863 759
Audit and non-audit services 17 16
IT related expenses 402 387
Advertising and public relations 144 149
External advisory fees 129 147
Office expenses 139 141
Travel and

accommodation expenses
39 24
Contributions and subscriptions 58 59
Postal charges 16 20
Depreciation of property and equipment 244 285
Amortisation of intangible assets 113 133
(Reversals of) impairments of tangible assets 7 -1
(Reversals of) impairments of intangible assets 40 24
Addition to / (unused amounts reversed of) provision for reorganisations 125 88
Addition to / (unused amounts reversed of) other provisions 5 49
Other 366 341
2,706 2,621